Equipment Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Text Block [Abstract]
Equipment Note Payable
G.	EQUIPMENT NOTE PAYABLE

During 2019, the Company entered into a note payable, secured by equipment, with a financial institution with monthly payments of $0.5 million beginning January 1, 2020. Interest accrues at 5.99% per annum. The note matures December 2024. The balance outstanding was $25.9 million at September 30, 2020.

H.	EQUIPMENT NOTE PAYABLE

During the year ended December 31, 2019, the Company entered into a note payable secured by certain equipment, with a financial institution with monthly payments of $0.5 million beginning January 1, 2020. Interest accrues at 5.99% per annum and matures in December 2024. The balance outstanding under the equipment note payable was $30.0 million at December 31, 2019.

Annual maturities of equipment note payable are as follows as of December 31, 2019 (in thousands):

Year Ending December 31,	Amounts
2020	$6,000
2021	6,000
2022	6,000
2023	6,000
2024	6,000

$30,000